Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Abstract]
Acquired software	$ 1,434,346	$ 419,722
Accumulated amortization	(337,178)	(163,760)
Intangible assets, net	1,097,168	255,962
Cost of sales	$ 172,318	$ 83,944	$ 70,247